John Hancock
California Tax-Free Income Fund
Quarterly portfolio holdings 8/31/2021

Fund’s investments
As of 8-31-21 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Municipal bonds 97.9%				$214,355,108
(Cost $197,821,815)
California 95.7%				209,624,958
ABAG Finance Authority for Nonprofit Corporations Sharp HealthCare, Series A	5.000	08-01-43	2,000,000	2,174,422
Burbank Unified School District Convertible Capital Appreciation Election 2013, GO (0.000% to 8-1-23, then 4.500% thereafter)	0.000	08-01-37	1,770,000	1,939,119
California Community Housing Agency Essential Housing Revenue Stoneridge Apartments, Series A (A)	4.000	02-01-56	600,000	658,168
California Community Housing Agency Verdant at Green Valley Project, Series A (A)	5.000	08-01-49	1,000,000	1,147,525
California County Tobacco Securitization Agency Fresno County Funding Corp.	6.000	06-01-35	1,305,000	1,307,378
California County Tobacco Securitization Agency Kern County Tobacco Funding Corp.	5.000	06-01-40	1,500,000	1,594,796
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp.	5.000	06-01-50	485,000	582,318
California County Tobacco Securitization Agency Sonoma County Securitization Corp.	4.000	06-01-49	1,400,000	1,658,643
California County Tobacco Securitization Agency Tobacco Settlement Revenue, Series A	4.000	06-01-49	1,000,000	1,184,493
California Educational Facilities Authority Pepperdine University	5.000	10-01-49	1,500,000	1,763,451
California Educational Facilities Authority University of Redlands, Series A	5.000	10-01-35	1,000,000	1,118,037
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-40	430,000	489,725
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-50	350,000	394,959
California Enterprise Development Authority Academy for Academic Excellence Project, Series A (A)	5.000	07-01-55	240,000	269,724
California Health Facilities Financing Authority Children’s Hospital, Series A	5.000	08-15-47	1,000,000	1,191,833
California Health Facilities Financing Authority City of Hope Obligated Group	4.000	11-15-45	1,000,000	1,167,142
California Health Facilities Financing Authority CommonSpirit Health Obligated Group, Series A	4.000	04-01-40	1,500,000	1,781,622
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-42	1,000,000	1,213,936
California Health Facilities Financing Authority El Camino Hospital	5.000	02-01-47	1,425,000	1,721,496
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series A	5.000	08-15-43	1,000,000	1,129,842
California Health Facilities Financing Authority Lucile Packard Children’s Hospital, Series B	5.000	08-15-55	1,000,000	1,187,462
California Health Facilities Financing Authority Standford Health Care, Series A	4.000	08-15-50	1,000,000	1,177,321
California Housing Finance Series A	4.250	01-15-35	971,036	1,196,111
California Municipal Finance Authority Channing House Project, Series A (B)	4.000	05-15-40	1,500,000	1,698,518
California Municipal Finance Authority HumanGood Obligated Group, Series A	5.000	10-01-44	1,000,000	1,188,076
California Municipal Finance Authority Paradise Valley Estates Project, Series A (B)	5.000	01-01-49	1,500,000	1,830,207
California Municipal Finance Authority Retirement Housing Foundation Obligation Group, Series A	5.000	11-15-31	1,500,000	1,894,533
California Municipal Finance Authority West Village Student Housing Project at UC Davis (B)	4.000	05-15-48	1,365,000	1,570,169
2	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
California Municipal Finance Authority Wineville School Project, Series A (B)	5.000	10-01-42	2,000,000	$2,264,220
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	07-01-39	1,000,000	1,221,889
California Pollution Control Financing Authority San Diego County Water Authority Desalination Project Pipeline (A)	5.000	11-21-45	1,500,000	1,809,918
California Pollution Control Financing Authority Waste Management, Inc., Series A1, AMT	3.375	07-01-25	1,000,000	1,111,359
California Pollution Control Financing Authority Waste Management, Inc., Series A3, AMT	4.300	07-01-40	4,675,000	5,330,939
California Public Finance Authority Enso Village Project, Series A (A)	5.000	11-15-51	700,000	812,624
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-50	500,000	548,556
California Public Finance Authority Excelsior Charter Schools Project, Series A (A)	5.000	06-15-55	500,000	547,171
California Public Finance Authority Henry Mayo Newhall Hospital	5.000	10-15-47	2,000,000	2,343,924
California Public Finance Authority Senior Living Revenue Refunding Enso Village Project, Series A (A)	5.000	11-15-46	400,000	466,270
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-44	110,000	116,871
California Public Finance Authority Trinity Classical Academy, Series A (A)	5.000	07-01-54	325,000	342,206
California School Finance Authority Aspire Public School (A)	5.000	08-01-46	110,000	129,865
California School Finance Authority Aspire Public School (A)	5.000	08-01-46	1,165,000	1,315,375
California School Finance Authority College Housing Revenue	4.000	11-01-51	1,000,000	1,145,463
California School Finance Authority Granada Hills Charter High School Obligated Group (A)	5.000	07-01-43	1,000,000	1,146,616
California School Finance Authority KIPP LA Project, Series A (A)	5.000	07-01-47	1,500,000	1,750,257
California State Public Works Board Various Capital Projects, Series A (C)	5.000	08-01-36	1,000,000	1,301,092
California State Public Works Board Various Correctional Facilities, Series A	5.000	09-01-39	2,500,000	2,822,860
California Statewide Communities Development Authority Adventist Health System, Series A	5.000	03-01-48	1,885,000	2,280,552
California Statewide Communities Development Authority CHF Irvine LLC	5.000	05-15-40	1,485,000	1,742,252
California Statewide Communities Development Authority Emanate Health, Series A	4.000	04-01-45	250,000	292,053
California Statewide Communities Development Authority Front Porch Communities and Services, Series A	5.000	04-01-47	500,000	595,181
California Statewide Communities Development Authority Infrastructure Program Revenue, Series B	5.000	09-02-44	1,000,000	1,087,072
California Statewide Communities Development Authority Redlands Community Hospital	5.000	10-01-46	2,000,000	2,324,649
California Statewide Communities Development Authority Redwoods Project (B)	5.375	11-15-44	1,500,000	1,638,276
California Statewide Communities Development Authority Statewide Community Infrastructure Program Revenue, Series A	4.000	09-02-51	1,000,000	1,119,739
California Statewide Financing Authority Tobacco Settlement, Series A	6.000	05-01-37	2,500,000	2,511,391
California Statewide Financing Authority Tobacco Settlement, Series B	6.000	05-01-37	3,000,000	3,013,669
Cascade Union Elementary School District Election 2016, Series A, GO (B)	3.750	08-01-46	250,000	273,477
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
California (continued)
City of Belmont Library Project, Series A (B)	5.750	08-01-24	635,000	$703,948
City of Irvine Community Facilities District, No. 2013-3 Great Park	5.000	09-01-49	2,000,000	2,212,385
City of Long Beach Alamitos Bay Marina Project	5.000	05-15-45	1,000,000	1,099,427
City of Long Beach Community Facilities District 6-Pike Project	6.250	10-01-26	1,795,000	1,801,400
City of Long Beach Harbor Revenue, Series A	5.000	05-15-49	2,000,000	2,515,405
City of Los Angeles Community Facilities District Cascades Business Park	6.400	09-01-22	165,000	168,186
City of Los Angeles Department of Airports Los Angeles International Airport, Series C, AMT	5.000	05-15-35	1,000,000	1,289,008
City of Los Angeles Department of Airports Los Angeles International Airport, Series D, AMT	4.000	05-15-44	2,000,000	2,286,444
City of Sacramento Greenbriar Community Facilities District No. 2018-3	4.000	09-01-50	600,000	675,706
City of San Clemente Community Facilities District, No. 2006-1	5.000	09-01-46	1,965,000	2,202,815
City of San Mateo Community Facilities District, No. 2008-1 Bay Meadows	5.500	09-01-44	2,000,000	2,074,927
College of the Sequoias Tulare Area Improvement District No. 3 Election of 2008, Series B, GO (B)(D)	2.214	08-01-40	2,890,000	1,898,216
County of Sacramento Airport System Revenue	4.000	07-01-39	1,000,000	1,199,112
CSCDA Community Improvement Authority California Essential Housing Revenue Altana Glendale, Series A-2 (A)	4.000	10-01-56	1,000,000	1,085,509
CSCDA Community Improvement Authority California Essential Housing Revenue, Senior Pasadena Portfolio, Series A2 (A)	3.000	12-01-56	800,000	815,580
CSCDA Community Improvement Authority California Essential Housing Revenue, The Link Glendale, Series A2 (A)	4.000	07-01-56	600,000	645,417
CSCDA Community Improvement Authority Essential Housing Revenue Parallel Anaheim, Series A (A)	4.000	08-01-56	1,000,000	1,103,237
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Series A	5.750	01-15-46	3,000,000	3,399,506
Foothill-Eastern Transportation Corridor Agency Toll Road Revenue, Series A	4.000	01-15-46	2,045,000	2,374,764
Golden State Tobacco Securitization Corp. California Tobacco Settlement Revenue, Series A1	5.000	06-01-31	1,000,000	1,247,654
Golden State Tobacco Securitization Corp. Series A	5.000	06-01-45	3,250,000	3,728,337
Golden State Tobacco Securitization Corp. Series A-1	3.500	06-01-36	1,330,000	1,351,369
Golden State Tobacco Securitization Corp. Series A-1	5.000	06-01-47	1,610,000	1,663,538
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A	5.000	06-01-40	2,250,000	2,593,204
Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue, Series A	5.000	06-01-40	2,750,000	3,226,743
Hastings Campus Housing Finance Authority California Campus Housing Revenue, Series A	5.000	07-01-45	1,000,000	1,207,260
Inland Valley Development Agency Series A	5.000	09-01-44	2,500,000	2,739,813
Liberty Union High School District Election 2016, Series B, GO	3.000	08-01-41	1,670,000	1,810,974
Los Angeles County Public Works Financing Authority Series D	5.000	12-01-45	2,000,000	2,336,155
Los Angeles County Regional Financing Authority Montecedro, Inc. Project, Series A (B)	5.000	11-15-44	1,355,000	1,418,024
4	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
California (continued)
Los Angeles Department of Water Power Waterworks Revenue, Series A	5.000	07-01-50	1,000,000	$1,285,357
Los Angeles Department of Water & Power Power Systems, Series D	5.000	07-01-44	1,000,000	1,124,729
Los Angeles Unified School District Series RYQ, GO	4.000	07-01-44	1,500,000	1,783,726
Lower Tule River Irrigation District Series A	5.000	08-01-28	875,000	1,108,347
Marin Healthcare District Election of 2013, GO	4.000	08-01-45	1,000,000	1,111,238
Metropolitan Water District of Southern California Series A	5.000	10-01-49	1,500,000	1,921,550
M-S-R Energy Authority Natural Gas Revenue, Series B	6.500	11-01-39	1,500,000	2,462,775
Norman Y. Mineta San Jose International Airport SJC Series A, AMT	5.000	03-01-47	3,000,000	3,576,925
Oakland Unified School District Series A, GO	5.000	08-01-40	1,500,000	1,752,774
Orange County Community Facilities District 2017-1 Esencia Village, Series A	5.000	08-15-47	2,000,000	2,379,391
Pacifica School District Series C, GO (B)(D)	0.879	08-01-26	1,000,000	957,285
Port of Los Angeles Series A, AMT	5.000	08-01-44	2,000,000	2,221,507
River Islands Public Financing Authority Community Facilities District, No. 2003-1	5.500	09-01-45	750,000	789,656
River Islands Public Financing Authority Community Facilities District, No. 2003-1, Series A	5.000	09-01-48	1,250,000	1,438,176
River Islands Public Financing Authority Lathrop Irrigation District Electric Revenue (B)	4.000	09-01-35	1,125,000	1,346,297
Riverside County Transportation Commission Series A	5.750	06-01-48	1,000,000	1,077,909
Sacramento Municipal Utility District Electric Revenue, Series H	4.000	08-15-45	2,000,000	2,393,547
San Diego Public Facilities Financing Authority Capital Improvement Projects, Series A	5.000	10-15-44	1,000,000	1,159,816
San Diego Public Facilities Financing Authority Series A	3.000	08-01-49	1,500,000	1,619,158
San Diego Public Facilities Financing Authority Series A	4.000	08-01-45	500,000	596,158
San Diego Unified School District Series I, GO (D)	3.539	07-01-39	1,250,000	666,266
San Francisco Bay Area Rapid Transit District Election 2016, Series C1, GO	3.000	08-01-50	1,500,000	1,602,197
San Francisco City & County Airport Commission International Airport Revenue, Second Series 2020-B	4.000	05-01-37	1,215,000	1,472,086
San Francisco City & County Airport Commission Series E, AMT	5.000	05-01-50	1,500,000	1,838,255
San Francisco City & County Airport Commission Special Facilities Lease, SFO Fuel Company LLC, Series A, AMT	5.000	01-01-47	2,000,000	2,433,387
San Francisco City & County Public Utilities Commission Power Revenue Green Bonds, Series A	5.000	11-01-45	1,500,000	1,734,303
San Francisco City & County Redevelopment Successor Agency Department of General Services Lease, No. 6, Mission Bay South, Series A	5.150	08-01-35	1,250,000	1,269,900
San Francisco City & County Redevelopment Successor Agency Mission Bay Project, Series A	5.000	08-01-43	1,000,000	1,119,015
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Series A	5.000	01-15-44	2,500,000	2,808,749
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-37	490,000	587,711
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
California (continued)
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-38	460,000	$549,786
San Joaquin Regional Rail Commission Ace Maintenance Facility Project	4.000	05-01-39	730,000	870,027
Santa Ana Financing Authority Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	3,180,000	3,530,903
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility, Series A (B)	6.250	07-01-24	3,180,000	3,527,984
Santa Margarita Water District Community Facilities District, No. 2013-1	5.625	09-01-43	745,000	803,627
Santee School District Election of 2006, Series E, GO (B)(D)	2.684	05-01-51	1,530,000	689,411
Solano California Irrigation District Water Revenue Certificates Participation	4.000	08-01-51	1,000,000	1,173,103
South Orange County Public Financing Authority Series A	5.000	08-15-34	450,000	461,346
South Placer Wastewater Authority California Wastewater Revenue Refunding	5.000	11-01-34	430,000	610,448
Southern California Public Power Authority Apex Power Project, Series A	5.000	07-01-38	1,000,000	1,121,121
Southern California Public Power Authority Natural Gas Project Revenue, Series A	5.250	11-01-26	2,000,000	2,458,243
State of California Construction Bonds, GO	5.000	10-01-49	1,000,000	1,280,152
State of California Various Purpose, GO	3.000	03-01-50	1,500,000	1,600,659
State of California Various Purpose, GO	5.000	04-01-32	2,000,000	2,785,334
Sweetwater Union High School District Ad Valorem Property Tax, GO	4.000	08-01-42	500,000	538,574
Three Rivers Levee Improvement Authority Special Tax Revenue Refunding Community Facilities District	4.000	09-01-51	1,000,000	1,133,431
Transbay Joint Powers Authority Tax Allocation, Series A	5.000	10-01-32	345,000	449,702
Turlock Irrigation District Electricity, Power & Light Revenues	5.000	01-01-41	1,000,000	1,283,885
University of California Series AZ	5.000	05-15-48	1,500,000	1,860,779
West Covina Community Development Commission Successor Agency Fashion Plaza	6.000	09-01-22	1,565,000	1,610,875
William S. Hart Union High School District Community Facilities District, No. 2015-1	5.000	09-01-47	1,000,000	1,136,503
Puerto Rico 2.2%				4,730,150
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	2.139	07-01-31	1,500,000	1,214,468
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1 (D)	4.463	07-01-46	2,500,000	832,222
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1	4.750	07-01-53	1,500,000	1,712,853
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-2	4.784	07-01-58	850,000	970,607

6	JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Par value^	Value
Short-term investments 1.8%		$3,985,000
(Cost $3,985,000)
Repurchase agreement 1.8%		$3,985,000
Repurchase Agreement with State Street Corp. dated 8-31-21 at 0.000% to be repurchased at $3,985,000 on 9-1-21, collateralized by $4,071,100 U.S. Treasury Notes, 0.125% due 8-31-23 (valued at $4,064,741)	3,985,000	3,985,000
Total investments (Cost $201,806,815) 99.7%		$218,340,108
Other assets and liabilities, net 0.3%		593,882
Total net assets 100.0%		$218,933,990

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
GO	General Obligation
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.

Insurance coverage	As a % of total investments
National Public Finance Guarantee Corp.	3.7
California Mortgage Insurance	3.0
Assured Guaranty Municipal Corp.	1.9
Build America Mutual Assurance Company	1.8
Ambac Financial Group, Inc.	0.3
TOTAL	10.7
The fund had the following sector composition as a percentage of net assets on 8-31-21:
General obligation bonds	9.3%
Revenue bonds	88.6%
Other revenue	15.2%
Health care	14.3%
Tobacco	11.8%
Facilities	10.7%
Transportation	7.2%
Education	6.6%
Housing	5.6%
Development	5.3%
Airport	5.2%
Utilities	3.5%
Water and sewer	2.7%
Pollution	0.5%
Short-term investments and other	2.1%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK CALIFORNIA TAX-FREE INCOME FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of August 31, 2021, all investments are categorized as Level 2 under the hierarchy described above.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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